Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 30,622	$ 19,355
Current biological assets	235,822	175,823
Biological assets	266,444	195,178	$ 165,693
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	29,483	18,428
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	29,483	18,428
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	7,896	7,037
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	821	707
Current biological assets	7,075	6,330
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	880	771
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	562	551
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	318	220
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	66,002	54,886
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	66,002	54,886
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	52,752	42,729
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	52,752	42,729
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	109,431	71,327
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	109,431	71,327
Crops planted in sugarcane farms | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 4,849	$ 6,969